Shareholder Report, Line Graph (Details) 194877_Founders 100 ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 17, 2025	Dec. 31, 2025
Founders 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Founders 100 ETF NAV
Accumulated Value	$ 10,000	$ 9,858
Wilshire 5000 Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire 5000 Total Market Index
Accumulated Value	$ 10,000	$ 10,165